UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

AB INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Real Estate - 94.5%
Diversified Real Estate Activities - 6.7%
Kerry Properties Ltd.	842,000	$4,271,268
Mitsubishi Estate Co., Ltd.	88,700	1,539,176
Mitsui Fudosan Co., Ltd.	312,000	7,460,456
Sumitomo Realty & Development Co., Ltd.	123,000	4,506,646
Sun Hung Kai Properties Ltd.	89,000	1,395,763
UOL Group Ltd.	245,900	1,298,363

		20,471,672

Diversified REITs - 9.6%
Armada Hoffler Properties, Inc.	170,683	2,577,313
Covivio	24,740	2,576,727
Dream Global Real Estate Investment Trust	144,190	1,544,042
Empire State Realty Trust, Inc.-Class A	152,860	2,548,176
GPT Group (The)	799,750	3,071,509
H&R Real Estate Investment Trust	120,760	1,873,342
Hulic Reit, Inc.	1,636	2,530,958
ICADE	21,925	2,122,807
Kenedix Office Investment Corp.-Class A	402	2,438,267
Land Securities Group PLC	207,050	2,560,058
Merlin Properties Socimi SA	204,912	3,026,871
Mirvac Group	1,385,830	2,352,260

		29,222,330

Health Care REITs - 5.2%
HCP, Inc.	150,670	3,902,353
Healthcare Realty Trust, Inc.	85,080	2,527,727
LTC Properties, Inc.	37,890	1,597,821
Medical Properties Trust, Inc.	275,150	3,964,912
Sabra Health Care REIT, Inc.	173,530	3,749,983

		15,742,796

Hotel & Resort REITs - 3.9%
Japan Hotel REIT Investment Corp.	1,230	901,954
MGM Growth Properties LLC-Class A	74,890	2,269,167
Park Hotels & Resorts, Inc.	104,330	3,263,442
RLJ Lodging Trust	165,830	3,746,100
Summit Hotel Properties, Inc.	115,200	1,630,080

		11,810,743

Industrial REITs - 9.1%
Duke Realty Corp.	168,170	4,897,110
Goodman Group	348,030	2,495,005
PLA Administradora Industrial S de RL de CV (a)	626,930	978,855
Prologis, Inc.	152,440	10,003,113
Rexford Industrial Realty, Inc.	87,040	2,666,906
Segro PLC	137,884	1,201,850
STAG Industrial, Inc.	133,710	3,652,957
Tritax Big Box REIT PLC	895,720	1,789,817

		27,685,613

Office REITs - 10.9%
Alexandria Real Estate Equities, Inc.	37,310	4,754,786
alstria office REIT-AG	95,370	1,480,743
Brandywine Realty Trust	133,570	2,202,569

Company	Shares	U.S. $ Value
CapitaLand Commercial Trust	1,377,400	$1,774,247
Champion REIT	2,138,000	1,456,219
Columbia Property Trust, Inc.	142,447	3,301,921
Corporate Office Properties Trust	110,820	3,295,787
Hibernia REIT PLC	486,770	828,762
Highwoods Properties, Inc.	51,000	2,504,610
Japan Real Estate Investment Corp.	591	3,095,617
JBG SMITH Properties	44,730	1,632,645
Kilroy Realty Corp.	41,600	3,034,720
Nippon Building Fund, Inc.	286	1,592,291
Workspace Group PLC	174,550	2,485,471

		33,440,388

Real Estate Development - 3.0%
CK Asset Holdings Ltd.	922,500	7,064,948
Metrovacesa SA (a)(b)	50,070	805,639
Times China Holdings Ltd.	986,000	1,265,447

		9,136,034

Real Estate Operating Companies - 12.5%
Aroundtown SA	399,470	3,334,918
Azrieli Group Ltd.	25,980	1,244,347
CA Immobilien Anlagen AG	76,440	2,674,402
Deutsche Wohnen SE	144,700	7,044,771
Entra ASA(b)	105,519	1,540,719
Essential Properties Realty Trust, Inc. (a)	129,900	1,792,620
Fabege AB	163,800	2,319,951
Hemfosa Fastigheter AB	111,754	1,534,808
Kungsleden AB	171,720	1,385,047
Swire Properties Ltd.	776,400	3,057,725
Vonovia SE	179,503	8,687,454
Wharf Real Estate Investment Co., Ltd.	510,000	3,715,188

		38,331,950

Residential REITs - 13.7%
American Campus Communities, Inc.	103,550	4,271,437
American Homes 4 Rent-Class A	196,670	4,354,274
Camden Property Trust	56,600	5,240,594
Essex Property Trust, Inc.	26,590	6,393,565
Independence Realty Trust, Inc.	307,910	3,125,287
Japan Rental Housing Investments, Inc.	2,736	2,227,206
Killam Apartment Real Estate Investment Trust	279,430	3,277,935
Mid-America Apartment Communities, Inc.	52,650	5,306,067
Sun Communities, Inc.	51,698	5,012,638
UNITE Group PLC (The)	224,980	2,582,617

		41,791,620

Retail REITs - 13.4%
Brixmor Property Group, Inc.	212,220	3,754,172
Charter Hall Retail REIT	489,612	1,504,417
Fukuoka REIT Corp.	1,182	1,861,050
Japan Retail Fund Investment Corp.	674	1,231,444
Kenedix Retail REIT Corp.	728	1,590,750
Link REIT	211,360	2,097,133
National Retail Properties, Inc.	97,060	4,329,847
Regency Centers Corp.	82,070	5,222,114
Retail Opportunity Investments Corp.	137,350	2,597,288
Simon Property Group, Inc.	80,680	14,216,623

Company	Shares	U.S. $ Value
Unibail-Rodamco-Westfield	11,090	$2,461,992

		40,866,830

Specialized REITs - 6.5%
American Tower Corp.	11,130	1,649,911
CubeSmart	135,150	4,103,154
Digital Realty Trust, Inc.	49,440	6,003,005
EPR Properties	37,250	2,476,752
Equinix, Inc.	5,790	2,543,431
National Storage Affiliates Trust	79,460	2,290,832
Safestore Holdings PLC	119,020	874,755

		19,941,840

		288,441,816

Materials - 1.5%
Construction Materials - 1.5%
Buzzi Unicem SpA	49,620	1,091,377
Fletcher Building Ltd.	331,384	1,588,033
Grupo Cementos de Chihuahua SAB de CV	309,630	1,995,726

		4,675,136

Transportation - 1.0%
Airport Services - 0.7%
Sydney Airport	407,950	2,143,952

Highways & Railtracks - 0.3%
Transurban Group	86,779	754,580

		2,898,532

Capital Goods - 0.9%
Construction & Engineering - 0.6%
Shimizu Corp.	166,900	1,746,843

Industrial Conglomerates - 0.3%
Hopewell Holdings Ltd.	285,500	1,014,229

		2,761,072

Health Care Equipment & Services - 0.7%
Health Care Facilities - 0.7%
Chartwell Retirement Residences	188,150	2,215,827

Consumer Durables & Apparel - 0.4%
Homebuilding - 0.4%
Construtora Tenda SA (a)	100,200	709,860
MRV Engenharia e Participacoes SA	159,600	561,723

		1,271,583

Banks - 0.4%
Diversified Banks - 0.4%
Banco Comercial Portugues SA (a)	3,377,482	1,057,736

Total Common Stocks (cost $272,644,312)		303,321,702

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (c)(d)(e) (cost $1,234,276)	1,234,276	$1,234,276

Total Investments - 99.8% (cost $273,878,588) (f)		304,555,978
Other assets less liabilities - 0.2%		751,688

Net Assets - 100.0%		$305,307,666

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	664	USD	781	8/16/18	$3,487
Barclays Bank PLC	BRL	3,306	USD	880	8/02/18	(375)
Barclays Bank PLC	USD	890	BRL	3,306	8/02/18	(8,770)
Barclays Bank PLC	JPY	169,572	USD	1,553	8/16/18	35,519
Barclays Bank PLC	NOK	13,862	USD	1,710	8/16/18	9,424
Barclays Bank PLC	USD	1,488	CHF	1,461	8/16/18	(10,817)
Barclays Bank PLC	USD	4,257	EUR	3,593	8/16/18	(51,564)
Barclays Bank PLC	BRL	3,306	USD	886	9/05/18	8,929
BNP Paribas SA	NZD	823	USD	576	8/16/18	15,136
BNP Paribas SA	USD	1,979	AUD	2,686	11/14/18	17,980
Citibank, NA	USD	565	AUD	761	8/16/18	390
Citibank, NA	USD	2,111	JPY	230,454	8/16/18	(48,179)
Citibank, NA	USD	1,087	NOK	8,774	8/16/18	(10,710)
Citibank, NA	USD	1,029	SEK	8,826	8/16/18	(23,936)
Citibank, NA	USD	688	JPY	75,749	11/14/18	(5,169)
Credit Suisse International	EUR	641	USD	762	8/16/18	12,116
Credit Suisse International	MXN	47,879	USD	2,442	8/16/18	(121,001)
Deutsche Bank AG	SEK	4,915	USD	561	11/14/18	(2,437)
Goldman Sachs Bank USA	CAD	1,808	USD	1,369	8/16/18	(21,158)
HSBC Bank USA	NZD	1,302	USD	907	8/16/18	19,500
HSBC Bank USA	USD	651	JPY	69,003	8/16/18	(32,966)
HSBC Bank USA	USD	3,185	SGD	4,253	8/16/18	(60,797)
JPMorgan Chase Bank, NA	GBP	594	USD	799	8/16/18	19,287
JPMorgan Chase Bank, NA	USD	652	GBP	480	8/16/18	(21,977)
Morgan Stanley & Co., Inc.	BRL	3,306	USD	873	8/02/18	(7,527)
Morgan Stanley & Co., Inc.	USD	880	BRL	3,306	8/02/18	375
Morgan Stanley & Co., Inc.	EUR	2,303	USD	2,717	8/16/18	20,968
Morgan Stanley & Co., Inc.	JPY	105,000	USD	956	8/16/18	15,977
Morgan Stanley & Co., Inc.	USD	1,739	JPY	192,301	8/16/18	(17,363)
Morgan Stanley & Co., Inc.	USD	718	SEK	5,896	8/16/18	(46,447)
Morgan Stanley & Co., Inc.	USD	739	GBP	560	11/14/18	(117)
Royal Bank of Scotland PLC	AUD	3,535	USD	2,706	8/16/18	79,311
Royal Bank of Scotland PLC	SEK	8,125	USD	926	8/16/18	819
Royal Bank of Scotland PLC	USD	941	AUD	1,224	8/16/18	(31,560)
Standard Chartered Bank	JPY	148,183	USD	1,360	8/16/18	33,506
Standard Chartered Bank	SGD	1,357	USD	1,014	8/16/18	16,754
State Street Bank & Trust Co.	AUD	490	USD	372	8/16/18	7,904
State Street Bank & Trust Co.	EUR	2,492	USD	2,901	8/16/18	(16,100)
State Street Bank & Trust Co.	EUR	5,006	USD	6,005	8/16/18	145,096

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	69,003	USD	653	8/16/18	$35,604
State Street Bank & Trust Co.	MXN	7,884	USD	395	8/16/18	(26,668)
State Street Bank & Trust Co.	SEK	10,187	USD	1,139	8/16/18	(20,932)
State Street Bank & Trust Co.	USD	431	AUD	580	8/16/18	368
State Street Bank & Trust Co.	USD	1,475	CHF	1,466	8/16/18	7,166
State Street Bank & Trust Co.	USD	795	EUR	681	8/16/18	2,071
State Street Bank & Trust Co.	USD	793	GBP	561	8/16/18	(56,138)
State Street Bank & Trust Co.	USD	336	MXN	6,273	8/16/18	(121)
State Street Bank & Trust Co.	USD	437	SEK	3,590	8/16/18	(28,371)
State Street Bank & Trust Co.	USD	1,061	SGD	1,414	8/16/18	(21,918)
State Street Bank & Trust Co.	SEK	4,717	USD	539	11/14/18	(2,202)
State Street Bank & Trust Co.	USD	414	GBP	314	11/14/18	(174)
State Street Bank & Trust Co.	USD	294	JPY	32,400	11/14/18	(2,159)
State Street Bank & Trust Co.	USD	790	SGD	1,077	11/14/18	2,725
UBS AG	USD	1,105	AUD	1,460	8/16/18	(19,925)

						$(207,166)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $2,346,358 or 0.8% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,792,181 and gross unrealized depreciation of investments was $(5,321,957), resulting in net unrealized appreciation of $30,470,224.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

July 31, 2018 (unaudited)

52.0%	United States
10.7%	Japan
7.9%	Hong Kong
6.7%	Germany
4.0%	Australia
3.8%	United Kingdom
2.9%	Canada
2.4%	France
1.7%	Sweden
1.3%	Spain
1.0%	Singapore
1.0%	Mexico
0.9%	Austria
3.3%	Other
0.4%	Short-Term

100.0%	Total Investments

*

All data are as of July 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following countries: Brazil, China, Ireland, Israel, Italy, New Zealand, Norway and Portugal.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$172,852,778		$115,589,038		$	– 0	–	$288,441,816
Materials	1,995,726		2,679,410			– 0	–	4,675,136
Transportation	– 0	–	2,898,532			– 0	–	2,898,532
Capital Goods	– 0	–	2,761,072			– 0	–	2,761,072
Health Care Equipment & Services	2,215,827		– 0	–		– 0	–	2,215,827
Consumer Durables & Apparel	1,271,583		– 0	–		– 0	–	1,271,583
Banks	– 0	–	1,057,736			– 0	–	1,057,736
Short-Term Investments	1,234,276		– 0	–		– 0	–	1,234,276

Total Investments in Securities	179,570,190		124,985,788	(a)		– 0	–	304,555,978
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	510,412			– 0	–	510,412
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(717,578)			– 0	–	(717,578)

Total(c)(d)(e)	$179,570,190		$124,778,622		$	– 0	–	$304,348,812

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $2,480,751 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.
(d)	An amount of $16,620,070 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions of investments in affiliated issuers for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,885	$65,616	$66,267	$1,234	$15

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018